Prepayments - Schedule of Prepayments of Non-Current and Current (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Non-current prepayments
Current prepayments	RM 51,058,607	$ 12,580,660
Current prepayments
Non-current prepayments	3,761,758	926,884
Consultant services [Member]
Non-current prepayments
Current prepayments	9,459,196	2,330,712
Current prepayments
Non-current prepayments	2,522,452	621,523
Licensing [Member]
Non-current prepayments
Current prepayments	8,262,047	2,035,740
Server infrastructure [Member]
Non-current prepayments
Current prepayments	28,483,410	7,018,211
Project management services [Member]
Non-current prepayments
Current prepayments	4,853,954	1,195,997
Current prepayments
Non-current prepayments	RM 1,239,306	$ 305,361